Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 8,918,856	$ 8,761,911	$ 7,632,340
Less - accumulated depreciation	(952,135)	(812,767)	(309,290)
Property and Equipment, net	7,966,721	7,949,144	7,323,050
Land [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	1,983,810	1,839,596
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	4,607,874	4,607,874	4,162,088
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	1,425,774	1,425,774	1,321,708
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	143,874	143,874	143,874
Automobile [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	101,269	101,269	69,083
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 656,255	499,310	95,991
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, net		7,949,144
Previously Reported [Member] | Land [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		$ 1,983,810	$ 1,839,596